PREFERRED STOCK AND STOCKHOLDERS DEFICIT (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2023	Oct. 18, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	500,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued	3,602,456
Preferred Stock, Shares Authorized	10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued	1,204,426		1,204,426
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued	1,351,638
Preferred Stock, Shares Authorized	4,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	40,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Stock, Shares Issued	28,000
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	75,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Stock, Shares Issued	15,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100		100
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued	100		100
Preferred Stock, Voting Rights	if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Preferred Stock, voting separately as a class, will have the right to vote an aggregate of 10,400 shares, out of a total number of